Share-Based Compensation - Liability Recognized For Share-Based Compensation - (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
SHARE BASED COMPENSATION
Current Liability	$ 286	$ 344
Long-Term Liability (note 23)	259	361
Total Liability	545	705
Intrinsic value of vested awards	$ 328	$ 399